Intangible Assets Other Than Goodwill - Additional Details (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Amortization of intangible assets	$ 1,394	$ 1,395	$ 2,787	$ 2,780